Equity Securities, at Cost (Details)				6 Months Ended
	May 26, 2026 EUR (€) shares	Apr. 08, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Equity Securities, at Cost [Line Items]
Equity securities, at cost | $				$ 19,194,000		$ 517,000
FOSSA [Member]
Equity Securities, at Cost [Line Items]
Investments				1,740,206,000	€ 1,527,633,000
ISeKey ELASL [Member]
Equity Securities, at Cost [Line Items]
Payment to acquire equity securities at cost		$ 475,673	€ 440,000
Quobly [Member]
Equity Securities, at Cost [Line Items]
Investments	€ 14,999,400,000			17,453,872,000	14,999,400,000
Acquired shares | shares	16,666
Annual prepayments					1,000,000
Quobly [Member] | Investment in Equity Securities [Member]
Equity Securities, at Cost [Line Items]
Ownership percentage	7.40%
Joint Cooperation Agreement [Member] | Quobly [Member]
Equity Securities, at Cost [Line Items]
Investments					5,000,000
Annual prepayments					1,000,000
Series B1A Shares [Member] | FOSSA [Member]
Equity Securities, at Cost [Line Items]
Payment to acquire equity securities at cost | $				1,087,633,000
Equity securities, at cost					€ 440,000,000
Series B1A Shares [Member] | WISeSAT.Space Iberica [Member]
Equity Securities, at Cost [Line Items]
Payment to acquire equity securities at cost | $				$ 1,087,633,000
Number of Shares Acquired | shares				18,052